UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment  [ x ]; Amendment Number: 1
This Amendment (Check only one):	[  ] is a restatement
					[ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		FMR Corp.
Address:	82 Devonshire Street
		Boston, MA  02109

13F File Number:	28-451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric D. Roiter
Title:	Senior Vice President and General Counsel
        Fidelity Management & Research Company
Phone:	617-563-1742

Signature, Place, and Date of Signing:


/s/ Eric D. Roiter      	Boston, MA	December 7, 2006

Report Type (Check only one.):
[ X]		13F HOLDINGS REPORT.

[  ] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		5

Form 13F Information Table Entry Total:		2

Form 13F Information Table Value Total:		$236,057	(x1000)


List of Other Included Managers:

No.	Form 13F File Number	Name

 1	28-450			Fidelity Management & Research Company
 2	28-0105			Fidelity Management Trust Company
 3	28-5421			Strategic Advisers Incorporated
 4	28-6635			Fidelity Investors Management Corp.
 5	28-6639			FMR Co., Inc.



                                                VALUE    SHARES/ SH/ PUT/ INVSTMT          -----VOTING AUTHORITY-----
NAME OF ISSUER    -TITLE OF CLASS- --CUSIP--   X$1000  PRN AMT PRN CALL DSCRETN.-MANAGERS      SOLE   SHARED     NONE

CIENA CORP         COM 		    171779309   231277   8487241 SH      DEFINED 1 5           9157        0  8478084
CIENA CORP         COM 		    171779309     4780    175424 SH      DEFINED 2           175424        0        0
